Goodwill (Tables)	12 Months Ended
Dec. 31, 2018
GOODWILL
Summary of Goodwill by the Cash-Generating Unit or Group of Cash-Generating Units

		Balance as of	Transfer on	Balance as of
		1-1-2018	mergers	12-31-2018
Company	Cash-Generating Unit	ThCh$	ThCh$	ThCh$
GasAtacama Chile S.A.	Generación Chile	24,860,356	—	24,860,356
Total		24,860,356	—	24,860,356

		Balance as of	Transfer on	Balance as of
		1-1-2017	mergers	12-31-2017
Company	Cash-Generating Unit	ThCh$	ThCh$	ThCh$
GasAtacama Chile S.A.	Generación Chile	24,860,356	—	24,860,356
Total		24,860,356	—	24,860,356